Investment Objectives and Goals - (American Beacon Ionic Inflation Protection ETF) - (American Beacon Ionic Inflation Protection ETF)	Apr. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation in elevated and rising inflationary environments.